UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017

Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lewittes
Title:  Managing Member
Phone:  (212) 593-2392

Signature, Place, and Date of Signing:

/s/ Michael Lewittes                   New York, NY                   11/13/2007
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:           33

Form 13F Information Table Value Total:   $1,557,497

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AK STL HLDG CORP               COM              001547108    68952 1568878 SH       SOLE             1568878      0    0
AMAG PHARMACEUTICALS INC       COM              00163U106    35817  626177 SH       SOLE              626177      0    0
ALCOA INC                      COM              013817101    26433  675700 SH       SOLE              675700      0    0
ANHEUSER BUSCH COS INC         COM              035229103    49990 1000000 SH       SOLE             1000000      0    0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    24174  468221 SH       SOLE              468221      0    0
BERRY PETE CO                  CL A             085789105    26228  662482 SH       SOLE              662482      0    0
CVS CAREMARK CORPORATION       COM              126650100   148894 3757100 SH       SOLE             3757100      0    0
CAREER EDUCATION CORP          COM              141665109    27990 1000000 SH       SOLE             1000000      0    0
DIRECTV GROUP INC              COM              25459L106    93949 3869400 SH       SOLE             3869400      0    0
ELAN PLC                       ADR              284131208    18936  900000 SH       SOLE              900000      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    23266  750259 SH       SOLE              750259      0    0
EQUITABLE RES INC              COM              294549100    35573  685812 SH       SOLE              685812      0    0
EXELON CORP                    COM              30161N101    49783  660600 SH       SOLE              660600      0    0
EXTERRAN HLDGS INC             COM              30225X103    13658  170000 SH       SOLE              170000      0    0
FOREST LABS INC                COM              345838106    53929 1446200 SH       SOLE             1446200      0    0
GENERAL MTRS CORP              COM              370442105   105513 2875000 SH       SOLE             2875000      0    0
GRANITE CONSTR INC             COM              387328107    44542  840100 SH       SOLE              840100      0    0
HESS CORP                      COM              42809H107    33265  500000 SH       SOLE              500000      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101   135405 2978550 SH       SOLE             2978550      0    0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     3480 1000000 SH       SOLE             1000000      0    0
KRAFT FOODS INC                CL A             50075N104    51765 1500000 SH       SOLE             1500000      0    0
MGM MIRAGE                     COM              552953101   136609 1527376 SH       SOLE             1527376      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    47498 1170474 SH       SOLE             1170474      0    0
MASSEY ENERGY CORP             COM              576206106    19638  900000 SH       SOLE              900000      0    0
PENNEY J C INC                 COM              708160106    94434 1490200 SH       SOLE             1490200      0    0
PHILLIPS VAN HEUSEN CORP       COM              718592108    52265  995900 SH       SOLE              995900      0    0
RCN CORP                       COM NEW          749361200    12300 1000000 SH       SOLE             1000000      0    0
ROSS STORES INC                COM              778296103    41120 1603761 SH       SOLE             1603761      0    0
SHIRE PLC                      CALL             82481R906    17220 2100000     CALL SOLE             2100000      0    0
TEVA PHARMACEUTICAL INDS LTD   CALL             881624909     9000 2000000     CALL SOLE             2000000      0    0
ULURU INC                      COM              90403T100     9346 1980000 SH       SOLE             1980000      0    0
VICTORY ACQUISITION CORP       UNIT 99/99/9999  92644D209     1740  163400 SH       SOLE              163400      0    0
WAL MART STORES INC            COM              931142103    44785 1026000 SH       SOLE             1026000      0    0